GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 5,189	$ 5,957
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	4,924	5,603
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	109	181
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 156	$ 173